Statements of Comprehensive Loss (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted loss per ordinary share (in Dollars per share)	[1]	$ (4.3)	$ (5.91)	$ (8.94)
Weighted average number of ordinary shares outstanding used in computing diluted loss per ordinary share	[1]	2,587,290	1,771,803	1,143,518

[1]	Retroactively adjusted to reflect the issuance of bonus shares effected on February 13, 2022, and a reverse share split of the Company’s ordinary shares effected on November 15, 2023 (see Note 1B)